Long-term investments - Narrative (Detail) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 05, 2023 USD ($)	May 31, 2020 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) wind_project	Jan. 04, 2024	Nov. 30, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity-method investees			$ 381,802	$ 456,393	$ 381,802
Investments carried at fair value			1,344,207	1,115,729	1,344,207
Number of wind development projects | wind_project						4
Impairment			0		(75,910)
Guarantor obligations			113,630	113,630	113,630
Impairment of assets (notes 5 and 8(c))				23,492	235,478
Fair value of support provided				12,666	8,824
Operating Segments | Renewable Energy Group
Schedule of Equity Method Investments [Line Items]
Equity-method investees			310,103	343,712	310,103
Investments carried at fair value			1,342,223	1,113,767	1,342,223
Operating Segments | Regulated Services Group
Schedule of Equity Method Investments [Line Items]
Equity-method investees			56,199	112,180	56,199
Investments carried at fair value			1,984	1,962	1,984
Corporate | Corporate
Schedule of Equity Method Investments [Line Items]
Equity-method investees			15,500	501	15,500
Investments carried at fair value			$ 0	$ 0	$ 0
Atlantica
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)			42.00%	42.00%	42.00%
Equity interest, maximum (percent)				48.50%
Equity-method investees			$ 1,167,444	$ 1,167,444	$ 1,167,444
Investments carried at fair value			1,268,140	$ 1,052,703	1,268,140
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Option to exchange shares | shares		3,500,000
Common stock, conversion ratio				1
Investments carried at fair value			74,083	$ 61,064	74,083
Texas Coastal Wind Facilities
Schedule of Equity Method Investments [Line Items]
Equity-method investees						$ 344,883
Equity method investment acquired (percent)				51.00%		51.00%
Texas Coastal Wind Facilities | Maximum
Schedule of Equity Method Investments [Line Items]
Equity-method investees			282,726		282,726
Texas Coastal Wind Facilities | Minimum
Schedule of Equity Method Investments [Line Items]
Equity-method investees						$ 206,816
Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
Equity-method investees			381,802	$ 456,393	381,802	$ 433,850
Impairment					(75,910)
Liberty Development JV Inc
Schedule of Equity Method Investments [Line Items]
Equity-method investees								$ 19,688
Noninterest bearing loan	$ 35,000
Proceeds from equity	17,500
Impairment of assets (notes 5 and 8(c))	$ 18,911
Liberty Development JV Inc | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)							50.00%
Wind And Solar Power Electric Development
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)				50.00%
San Antonio Water System
Schedule of Equity Method Investments [Line Items]
Aggregate cost			$ 25,634	$ 25,634	$ 25,634